April 11, 2014

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Wasshington, D.C. 20549

Re:                             Post-Effective Amendment to the Registration Statement of Form N-1A of Sentinel Group Funds, Inc. (File Nos. 002-10685 and 811-00214)

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1930 Act”), is Post-Effective Amendment No. 144 (the “Amendment”) to the registration statement on Form N-1A of the Corporation (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that it become effective June 16, 2014.  The Amendment is being filed to:

•                  change the name of the Sentinel Conservative Strategies Fund, a series of the Corporation (the “Fund”), to Sentinel Multi-Asset Income Fund;

•                  change the investment strategies of the Fund to include investments in a wider variety of income-producing fixed income investments and equity and equity-related securities;

•                  change certain of the non-fundamental investment policies of the Fund to allow for up to 100% of assets in fixed income investments, including high yield or below investment grade bonds; and

•                  to make certain non-material changes.

We would be pleased to provide you with any additional information you may require.  Please feel free to contact either myself at (802) 229-7410 or Carol Whitesides at Sidley Austin LLP at (212) 839-7316 if you have any questions.

Respectfully submitted,

/s/ Lisa F. Muller

Lisa F. Muller